Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2021	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	10,873	Ps.	9,850	Ps.	1,897	Ps.	2,350	Ps.	24,970	Ps.	164,462
Additions		2		—		—		127		129		1,140		—		145		1,103		2,388		2,517
Acquisitions from business combinations (see Note 4)		—		7,940		65		—		8,005		—		873		—		1		874		8,879
Transfer of completed development systems		—		—		—		—		—		262		—		—		(262)		—		—
Disposals		—		(12)		—		(10)		(22)		(973)		—		(36)		(102)		(1,111)		(1,133)
Effect of movements in exchange rates		(1,255)		(2,303)		(584)		(80)		(4,222)		(641)		77		—		(682)		(1,246)		(5,468)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		62		62		62
Impairment		—		(1,094)		(55)		—		(1,149)		—		—		—		—		—		(1,149)
Cost as of December 31, 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	10,661	Ps.	10,800	Ps.	2,006	Ps.	2,470	Ps.	25,937	Ps.	168,170

(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2022	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	10,661	Ps.	10,800	Ps.	2,006	Ps.	2,470	Ps.	25,937	Ps.	168,170
Additions		—		22		—		12		34		672		—		50		1,476		2,198		2,232
Acquisitions from business combinations (see Note 4)		1,116		33,715		1,077		—		35,908		373		—		—		1,054		1,427		37,335
Changes in fair value of past acquisitions		—		(2,557)		—		—		(2,557)		—		2,955		—		—		2,955		398
Internal developments		—		—		—		—		—		10		—		—		—		10		10
Transfer of completed development systems		—		—		—		—		—		65		—		(50)		(15)		—		—
Disposals		—		—		—		(2)		(2)		(891)		(3)		(29)		—		(923)		(925)
Effect of movements in exchange rates		(756)		(2,057)		(106)		(158)		(3,077)		15		(264)		—		466		217		(2,860)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		80		80		80
Impairment		—		(770)		—		—		(770)		—		—		—		—		—		(770)
Cost as of December 31, 2022	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	10,905	Ps.	13,488	Ps.	1,977	Ps.	5,531	Ps.	31,901	Ps.	203,670

(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2023	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	10,905	Ps.	13,488	Ps.	1,977	Ps.	5,531	Ps.	31,901	Ps.	203,670
Additions		—		—		—		4		4		1,966		—		261		1,174		3,401		3,405
Acquisitions from business combinations (see Note 4)		—		3,918		26		—		3,944		145		188		—		25		358		4,302
Changes in fair value of past acquisitions		—		(12,273)		7,683		—		(4,590)		—		5,162		—		(117)		5,045		455
Business disposals		(12)		(25,036)		(3,009)		(56)		(28,113)		(482)		(17,788)		—		(29)		(18,299)		(46,412)
Transfer of completed development systems		(224)		—		—		227		3		292		—		—		(295)		(3)		—
Disposals		—		(2)		—		(2)		(4)		(197)		—		(161)		(235)		(593)		(597)
Effect of movements in exchange rates		(1,568)		(3,744)		(810)		45		(6,077)		(424)		(814)		—		(683)		(1,921)		(7,998)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		70		70		70
Impairment		—		(4,995)		—		—		(4,995)		—		—		—		—		—		(4,995)
Business combinations from disposals		—		1,950		—		—		1,950		—		—		—		—		—		1,950
Cost as of December 31, 2023	Ps.	73,952	Ps.	45,522	Ps.	12,934	Ps.	1,483	Ps.	133,891	Ps.	12,205	Ps.	236	Ps.	2,077	Ps.	5,441	Ps.	19,959	Ps.	153,850

Amortization and Impairment Losses	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Amortization as of January 1 2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,469)	Ps.	(827)	Ps.	(736)	Ps.	(929)	Ps.	(8,961)	Ps.	(8,961)
Amortization expense		—		—		—		—		—		(1,473)		(791)		(102)		(328)		(2,694)		(2,694)
Disposals		—		—		—		—		—		789		—		—		101		890		890
Effect of movements in exchange rates		—		—		—		—		—		792		10		—		(15)		787		787
Changes in value on the recognition of inflation effects		—		—		—		—		—		(53)		—		—		(1)		(54)		(54)
Amortization as of December 31 2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,414)	Ps.	(1,608)	Ps.	(838)	Ps.	(1,172)	Ps.	(10,032)	Ps.	(10,032)
Amortization as of January 1 2022	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,414)	Ps.	(1,608)	Ps.	(838)	Ps.	(1,172)	Ps.	(10,032)	Ps.	(10,032)
Amortization expense		—		—		—		—		—		(1,312)		(915)		(104)		(365)		(2,696)		(2,696)
Disposals		—		—		—		—		—		992		157		3		—		1,152		1,152
Effect of movements in exchange rates		—		—		—		—		—		(193)		(786)		—		(248)		(1,227)		(1,227)
Changes in value on the recognition of inflation effects		—		—		—		—		—		(94)		—		—		(1)		(95)		(95)
Amortization as of December 31 2022	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(7,021)	Ps.	(3,152)	Ps.	(939)	Ps.	(1,786)	Ps.	(12,898)	Ps.	(12,898)
Amortization as of January 1 2023	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(7,021)	Ps.	(3,152)	Ps.	(939)	Ps.	(1,786)	Ps.	(12,898)	Ps.	(12,898)
Amortization expense		—		—		—		—		—		(1,519)		(1,113)		(116)		(547)		(3,295)		(3,295)
Disposals		—		—		—		—		—		161		—		—		209		370		370
Business disposals		—		—		—		—		—		276		4,010		—		51		4,337		4,337
Impairment		—		—		(36)		—		(36)		—		—		—		—		—		(36)
Effect of movements in exchange rates		—		—		—		—		—		578		188		15		187		968		968
Changes in value on the recognition of inflation effects		—		—		—		—		—		(78)		—		—		—		(78)		(78)
Amortization as of December 31 2023	Ps.	—	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(36)	Ps.	(7,603)	Ps.	(67)	Ps.	(1,040)	Ps.	(1,886)	Ps.	(10,596)	Ps.	(10,632)

Carrying Amount	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
As of December 31 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	4,247	Ps.	9,192	Ps.	1,168	Ps.	1,298	Ps.	15,905	Ps.	158,138
As of December 31 2022	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	3,884	Ps.	10,336	Ps.	1,038	Ps.	3,745	Ps.	19,003	Ps.	190,772
As of December 31 2023	Ps.	73,952	Ps.	45,522	Ps.	12,898	Ps.	1,483	Ps.	133,855	Ps.	4,602	Ps.	169	Ps.	1,037	Ps.	3,555	Ps.	9,363	Ps.	143,218

For the years ended December 31, 2023, 2022 and 2021, allocation for amortization expense is as follows:

	2023		2022		2021

Cost of goods sold	Ps.	1,229	Ps.	207	Ps.	254
Administrative expenses		1,257		1,771		1,630
Selling expenses		809		718		810
	Ps.	3,295	Ps.	2,696	Ps.	2,694

The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	3 - 10
Customer Relationships	6 - 25
Alcohol Licenses	12
Coca-Cola FEMSA Impairment Tests for cash-generating Units Containing Goodwill, Distribution Rights and Other indefinite lived intangible assets
For the purpose of impairment testing, goodwill and distribution rights are allocated and monitored on an individual country basis, which is considered to be the CGU.

The aggregate carrying amounts of goodwill, distribution rights and other indefinite lived intangible assets allocated to each CGU are as follows:

	December 31, 2023		December 31, 2022
Mexico	Ps.	56,662	Ps.	56,967
Guatemala		1,684		1,691
Nicaragua		404		404
Costa Rica		1,418		1,418
Panama		1,169		1,170
Colombia		3,635		3,583
Brazil		30,018		31,883
Argentina		245		426
Uruguay		2,381		2,512
Total	Ps.	97,616	Ps.	100,054

The foregoing forecasts reflect the outcomes that Coca-Cola FEMSA considers most likely to occur based on the current situation of each of the CGUs including the macroeconomic situation in each CGU, the foregoing forecasts could differ from the results obtained over time.

The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used to calculate value in use are: volume, expected annual long-term inflation, and the WACC used to discount the projected flows.

To determine the discount rate, Coca-Cola FEMSA uses the WACC as determined for each of the cash generating units in real terms and as described in following paragraphs.

The estimated discount rates to perform the impairment test for each CGU considers market participants’ assumptions. Market participants were selected considering the size, operations and characteristics of the businesses that are similar to those of Coca-Cola FEMSA.

The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated into the projected cash flows. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of Coca-Cola FEMSA and its operating segments and is derived from its WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by Coca-Cola FEMSA’s investors. The cost of debt is based on the interest-bearing borrowings Coca-Cola FEMSA is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor would assess in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.

Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The key assumptions used for the value-in-use calculations are as follows:
•Cash flows were projected based on actual operating results and the five-year business plan.
•For discounting cash flows to get the recoverable amount of the units, Coca-Cola FEMSA applies the WACC for each CGU, and the calculation assumes a size premium adjustments.
The key assumptions by CGU for impairment testing as of December 31, 2023 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
			2024‑2028	2024‑2028
Mexico	9.0%	6.3%	4.3%	4.4%
Brazil	10.1%	6.8%	3.8%	3.8%
Colombia	12.2%	7.7%	4.2%	6.8%
Argentina	20.8%	16.1%	70.8%	4.8%
Guatemala	9.3%	7.3%	4.0%	14.9%
Costa Rica	11.4%	8.8%	2.9%	6.6%
Nicaragua	23.3%	16.4%	2.6%	6.5%
Panama	11.6%	8.6%	2.0%	7.8%
Uruguay	9.7%	7.4%	5.7%	3.7%

The key assumptions by CGU for impairment testing as of December 31, 2022 were as follows:

	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
CGU			2023‑2027	2023‑2027
Mexico	9.5%	6.5%	4.3%	2.4%
Brazil	11.6%	7.2%	3.9%	4.3%
Colombia	13.9%	8.0%	3.9%	9.5%
Argentina	27.8%	19.8%	68.0%	4.5%
Guatemala	10.2%	7.6%	4.4%	14.8%
Costa Rica	15.4%	10.2%	3.3%	6.4%
Nicaragua	24.6%	11.8%	4.1%	6.0%
Panama	11.0%	8.3%	2.2%	4.0%
Uruguay	10.2%	7.4%	5.7%	4.0%

Sensitivity to Changes in Assumptions
On December 31, 2023, Coca-Cola FEMSA performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of 100 basis points and concluded that no impairment would be recorded.

CGU	Change in WACC		Change in Volume Growth CAGR (1)	Effect on Valuation
Mexico	+0.6	p.p.	-1.0%	Passes by 3.2x
Brazil	+0.8	p.p.	-1.0%	Passes by 0.9x
Colombia	+0.9	p.p.	-1.0%	Passes by 1.1x
Argentina	+3.3	p.p.	-1.0%	Passes by 0.9x
Guatemala	+0.7	p.p.	-1.0%	Passes by 5.4x
Costa Rica	+0.8	p.p.	-1.0%	Passes by 4x
Nicaragua	+3.3	p.p.	-1.0%	Passes by 0.8x
Panama	+0.7	p.p.	-1.0%	Passes by 2.2x
Uruguay	+0.3	p.p.	-1.0%	Passes by 2x

(1)Compound Annual Growth Rate (“CAGR”).

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). Coca-Cola FEMSA consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.
Health Division Impairment Test for cash-generating Units Containing Goodwill and Trademark Rights

For the purpose of impairment testing, goodwill and trademark rights are allocated and monitored on an individual country basis by operating segment. The Company has identified its cash-generating units as follows: Mexico, Chile, Colombia and Ecuador.

As of December 31, 2023 in Health Division there is a significant carrying amount of goodwill and trademark rights allocated in all countries in which the Company operates as a cash generating unit with a total carrying amount of Ps. 8,695. The aggregate carrying amounts of goodwill and trademark rights allocated to each CGU as of December 31, 2023 are as follows: Mexico Ps. 1,975, Chile Ps. 5,890, Colombia Ps. 634 and Ecuador Ps. 196. The aggregate carrying amounts of goodwill and trademark rights allocated to each CGU as of December 31, 2022 are as follows: Mexico Ps. 2,455, Chile Ps. 7,786, Colombia Ps. 577 and Ecuador Ps. 50.
The recoverable amounts are based on the value in use. The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: sales, expected annual long-term inflation, and the WACC used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, the Company prepares its estimates based on the current situation of each of the CGUs or group of CGUs.
To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units or group of the cash-generating units in real terms and as described in the following paragraphs.
The discount rates represent the current market assessment of the risks specific to each CGU or group of CGUs, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC.
Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.
The key assumptions used for the value-in-use calculations are as follows:
•Cash flows were projected based on actual operating results and the five-year business plan.
•For discounting cash flows to get the recoverable amount of the units, the Company applies the WACC for each CGU, and the calculation assumes a size premium adjustments.
The key assumptions by the significant CGU (Chile) in the Health Division (Mexico, Colombia and Ecuador are insignificant) for impairment test as of December 31, 2023 was as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2024‑2028	Expected Sales Growth Rates 2024‑2028
Chile	7.3%	6.4%	2.6%	0.2%

The key assumptions by the significant CGU in the Health Division for impairment test as of December 31, 2022 was as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2023‑2027	Expected Sales Growth Rates 2023‑2027
Chile	9.3%	6.5%	4.9%	0.6%

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACCs to perform its annual impairment testing.
Sensitivity to Changes in Assumptions
On December 31, 2023, the Company performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and a sensitivity analysis of sales that would be affected considering a contraction in economic conditions as a result of lower purchasing power of customers, which based on management estimation considered to be reasonably possible an effect of 50 basis points in the sale’s CAGR, concluding that no impairment would be recognized.
The sensitivity test by the significant CGU in the Health Division as of December 31, 2023 was as follows:

CGU	Change in WACC		Change in Sales Growth CAGR	Effect on Valuation
Chile	0.7	p.p.	(0.5)%	Passes by 1.85x

Valora impairment testing for cash-generating units containing goodwill.
The Company has identified its cash-generating units as a retail food distribution platform located in Europe for impairment testing purposes for goodwill and trademark rights.

As of December 31, 2023 in Valora there is a significant carrying amount of goodwill and trademarks allocated in the cash generating unit with a total carrying amount of Ps. 22,519.
The recoverable amounts are based on the value in use. The value in use of the CGU is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: sales, expected annual long-term inflation, and the WACC used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, the Company prepares its estimates based on the current situation of the CGU.

To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units or group of the cash generating units in real terms and as described in following paragraphs.

The discount rates represent the current market assessment of the risks specific to the CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC.

Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The key assumptions used for the value-in-use calculations are as follows:
•Cash flows were projected based on actual operating results and the five-year business plan.
•For discounting cash flows to get the recoverable amount of the units, the Company applies the WACC for the CGU, and the calculation assumes a size premium adjustment.

The key assumptions by CGU for impairment test as of December 31, 2023 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2024‑2028	Expected Sales Growth Rates 2024‑2028
Valora	5.8%	5.5%	1.4%	0.2%

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.
Sensitivity to Changes in Assumptions

On December 31, 2023, the Company performed an additional impairment sensitivity calculation, taking into account an effect of 50 basis points in the sale’s compound annual growth rate ("CAGR"), concluding that no impairment would be recognized.

CGU	Change in Sales Growth CAGR	Effect on Valuation
Valora	(0.5)%	Passes by 1.42x